Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
March 31, 2025
MIR-NPRT1-0525
1.814644.120
Municipal Securities - 94.4%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,017,412
Michigan - 92.8%
Education - 10.8%
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	1,715,000	1,804,151
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2044 (Assured Guaranty Municipal Corp Insured)	1,010,000	1,060,972
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	800,000	838,993
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,091,403
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,114,998
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,268,548
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,415,171
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,602,686
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2038	1,270,000	1,314,558
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	690,000	686,170
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,317,226
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	276,678
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	100,000	99,269
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	965,294
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,150,006
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,290,572
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,010,765
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,452,233
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,185,525
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,589,493
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	891,177
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	490,339
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,343,262
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,689,385
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	411,125
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	397,906
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	407,497
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	406,164
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	431,439
Oakland Univ Mich Rev Series 2016, 5% 3/1/2028	1,150,000	1,168,587
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	1,984,096
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,471,712
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,113,452
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,328,430
Western MI Univ Revs 5% 11/15/2028	650,000	650,956
Western MI Univ Revs 5% 11/15/2029	750,000	751,079
Western MI Univ Revs 5% 11/15/2030	855,000	856,186
Western MI Univ Revs 5% 11/15/2031	700,000	700,911
Western MI Univ Revs Series 2015A, 5% 11/15/2028	2,505,000	2,510,668
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Municipal Corp Insured)	150,000	162,570
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	300,000	323,474
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	400,000	425,774
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	625,000	658,070
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Municipal Corp Insured)	635,000	664,889
		49,773,859
Electric Utilities - 5.0%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,951,276
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2026	625,000	641,964
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	2,000,000	2,079,864
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	796,886
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	918,928
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	795,730
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,019,428
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	718,002
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,827,889
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,069,290
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	641,680
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	7,000,000	6,990,000
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,745,017
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,685,911
		22,881,865
Escrowed/Pre-Refunded - 0.1%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,112
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	30,677
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	270,000	272,967
		308,756
General Obligations - 26.1%
Berkley Mich Sch Dist 4% 5/1/2028 (State of Michigan Guaranteed)	250,000	257,735
Berkley Mich Sch Dist 4% 5/1/2029 (State of Michigan Guaranteed)	600,000	621,918
Berkley Mich Sch Dist 4% 5/1/2031 (State of Michigan Guaranteed)	535,000	557,023
Berkley Mich Sch Dist 4% 5/1/2033 (State of Michigan Guaranteed)	210,000	218,405
Berkley Mich Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	310,000	337,345
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	409,392
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	496,839
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	445,993
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	561,804
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2034 (State of Michigan Guaranteed)	300,000	339,167
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2035 (State of Michigan Guaranteed)	600,000	669,748
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	598,915
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,188,734
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	635,307
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	712,072
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	378,046
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	827,462
Birmingham Ciy School District Series 2024, 5% 5/1/2033	350,000	390,627
Birmingham Ciy School District Series 2024, 5% 5/1/2034	425,000	470,079
Birmingham Ciy School District Series 2024, 5% 5/1/2035	450,000	495,327
Birmingham Ciy School District Series 2024, 5% 5/1/2036	300,000	328,299
Birmingham Ciy School District Series 2024, 5% 5/1/2037	280,000	304,971
Birmingham Ciy School District Series 2024, 5% 5/1/2038	600,000	650,007
Byron Center Mich Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,743,551
Chippewa Valley MI Schs 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,009,802
Chippewa Valley MI Schs 5% 5/1/2033 (State of Michigan Guaranteed)	1,000,000	1,009,512
Chippewa Valley MI Schs 5% 5/1/2034 (State of Michigan Guaranteed)	1,075,000	1,084,604
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Municipal Corp Insured)	4,810,000	4,626,069
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,094,376
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	800,000	873,071
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,112,149
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	463,860
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	494,331
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	519,275
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,955,632
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,254,469
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,647,163
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,733,143
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	3,902,112
Farmington Mich Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	2,924,121
Ferndale Mich Pub Schs Series 2020, 3% 5/1/2045 (State of Michigan Guaranteed)	1,000,000	763,243
Forest Hills MI Pub Schs 5% 5/1/2045 (d)	3,000,000	3,174,821
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2026 (c)	225,000	228,238
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2027 (c)	325,000	335,516
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2028 (c)	235,000	246,509
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (c)	525,000	557,289
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (c)	425,000	455,074
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (c)	725,000	781,810
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (c)	725,000	785,322
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (c)	1,000,000	1,075,626
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (c)	1,000,000	1,069,859
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (c)	700,000	738,467
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (c)	1,170,000	1,227,798
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (c)	1,000,000	1,044,670
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (c)	1,000,000	1,038,225
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (c)	1,100,000	1,136,323
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (c)	2,000,000	2,034,757
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2024, 5% 1/1/2049 (c)	3,040,000	3,094,141
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	480,000	496,754
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	982,069
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,278,513
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	921,127
Grosse Pointe Park Mich Gen. Oblig. Series 2019, 2.375% 10/1/2039	510,000	381,859
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,832,686
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,885,809
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,649,430
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,186,501
Karegnondi Wtr Auth Mich (Genesee Cnty MI Proj.) Series 2024, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,250,000	2,451,852
Lanse Creuse Mich Pub Sch 5% 5/1/2049 (State of Michigan Guaranteed)	2,750,000	2,871,810
Lincoln MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,430,000	1,462,253
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	510,523
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,020,940
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,800,346
Mattawan Consolidated School District MI Series 2024 I, 5% 5/1/2054 (State of Michigan Guaranteed)	1,000,000	1,037,864
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	6,812,179
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,171,259
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,287,587
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	1,000,000	1,094,060
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	844,108
Portage MI Pub Schs 4% 11/1/2042	1,000,000	929,930
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,548,054
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,273,491
State of Michigan Gen. Oblig. 4% 5/15/2040	500,000	499,338
Traverse City Mich Area Pub Schs 5% 5/1/2029	2,000,000	2,156,482
Traverse City Mich Area Pub Schs 5% 5/1/2032	2,000,000	2,225,939
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,361,333
Warren MI Cons Sch Dist 5% 5/1/2036 (State of Michigan Guaranteed) (d)	500,000	554,528
Warren MI Cons Sch Dist 5% 5/1/2037 (State of Michigan Guaranteed) (d)	3,105,000	3,407,914
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,270,548
Warren MI Cons Sch Dist Series 2017, 4% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	500,000	500,438
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,150,282
Woodhaven Brownstown MI SD Series 2021 I, 3% 11/1/2046 (State of Michigan Guaranteed)	1,000,000	745,928
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2029 (State of Michigan Guaranteed)	1,305,000	1,335,136
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,045,324
		120,114,337
Health Care - 16.7%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,692,070
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,250,926
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,801,105
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	775,000	789,288
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	5,050,430
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	418,248
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	920,000	888,479
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	1,911,849
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,896,939
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	2,655,000	2,724,351
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2029	4,950,000	5,074,637
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	4,545,000	4,655,894
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	11,865,000	11,987,805
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2029	1,000,000	1,012,109
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2030	1,000,000	1,011,920
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,183,864
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,916,453
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,935,974
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,157,497
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	4,190,000	3,887,888
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,774,970
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,690,101
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	738,286
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,030,257
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,441,681
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2010F 6, 4% 11/15/2047	40,000	35,029
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	425,000	420,167
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,427,777
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	500,000	500,306
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	769,379
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,392,261
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	472,311
		76,940,251
Housing - 9.2%
Michigan Hsg Dev Auth Rent Hsg Rev (Mi Single Family Mortgage 1987 Adopted December 17, 1987 Sf Wl Open Go Proj.) Series 2022B, 2.85% 6/1/2046, LOC Barclays Bank PLC VRDN (b)	5,200,000	5,200,000
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	2,065,000	2,033,735
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,260,000	2,250,703
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,940,000	2,009,642
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	2,150,000	2,263,180
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	525,000	526,211
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	1,275,000	1,282,646
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,650,000	1,651,441
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	2,390,000	2,347,330
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,490,000	2,683,216
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 0.55% 4/1/2025	1,170,000	1,169,999
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,775,000	1,368,985
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,360,239
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,920,000	1,236,461
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,880,000	2,007,210
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,470,935
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,319,115
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,759,179
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,701,926
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	1,939,286
Michigan St Hsg Dev Auth Sfmr (Mi Single Family Mortgage Proj.) 2.9% 12/1/2035 (Liquidity Facility TD Bank NA) VRDN (b)	2,000,000	2,000,000
		42,581,439
Industrial Development - 1.1%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (b)(c)	5,000,000	4,990,789
Special Tax - 2.5%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	1,000,000	1,024,327
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,185,145
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,038,024
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,294,562
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	1,595,000	1,640,905
Michigan St Trunk Line Fd Series 2023, 5% 11/15/2046	4,000,000	4,246,470
		11,429,433
Tobacco Bonds - 3.3%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	1,964,570
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	1,931,131
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,869,698
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	7,250,000	6,257,469
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,066,432
		15,089,300
Transportation - 14.2%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Municipal Corp Insured) (c)	5,840,000	5,575,538
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2025 (c)	2,200,000	2,218,083
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (c)	490,000	499,297
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (c)	440,000	455,100
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (c)	4,080,000	4,200,032
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (c)	3,210,000	3,300,399
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (c)	1,875,000	1,919,173
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (c)	2,000,000	2,042,676
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2025 (c)	3,150,000	3,157,832
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (c)	35,000	36,156
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (c)	530,000	545,528
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (c)	2,415,000	2,469,629
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	720,000	720,592
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	860,000	860,477
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	545,000	558,842
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2030 (c)	5,865,000	6,118,272
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2031 (c)	2,825,000	2,940,436
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2032 (c)	2,945,000	3,058,050
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,337,166
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (c)	1,225,000	1,284,519
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (c)	1,520,000	1,580,620
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (c)	1,280,000	1,299,822
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured) (c)	1,270,000	1,351,803
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	900,000	972,456
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,080,506
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	900,000	968,345
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	635,000	696,354
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,685,000	1,825,142
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	800,000	862,777
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	675,000	725,806
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2025	2,150,000	2,179,100
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2026	1,455,000	1,504,262
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2027	1,460,000	1,539,106
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2036	5,760,000	5,789,936
		65,673,832
Water & Sewer - 3.8%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,019
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	25,000	25,750
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Municipal Corp Insured)	735,000	766,302
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Municipal Corp Insured)	520,000	540,891
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Municipal Corp Insured)	500,000	519,037
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	572,635
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	676,657
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2031	250,000	253,884
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2032	320,000	324,972
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2033	550,000	558,423
Great Lakes Sewer Auth Mich Series B, 5% 7/1/2027	15,000	15,370
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,661,462
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series C, 5.25% 7/1/2035	2,000,000	2,034,587
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2026	570,000	572,429
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2027	1,465,000	1,470,638
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2028	1,500,000	1,505,811
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2035	505,000	506,727
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D 2, 5% 7/1/2034	1,000,000	1,003,194
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2030	10,000	10,044
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2034	1,250,000	1,254,685
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2044	3,000,000	3,223,916
		17,507,433
TOTAL MICHIGAN		427,291,294
Puerto Rico - 1.4%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	1,643,730	1,126,239
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	195,000	201,903
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	637,369
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,549,147
		3,514,658
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	179,936
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	894,672
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	380,521
		1,455,129
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,340,000	1,404,482
TOTAL PUERTO RICO		6,374,269
TOTAL MUNICIPAL SECURITIES (Cost $453,355,473)		434,682,975

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $27,003,348)	3.33	26,997,948	27,003,348

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $480,358,821)	461,686,323
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,194,982)
NET ASSETS - 100.0%	460,491,341

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,338,870	51,373,742	33,709,264	135,728	-	-	27,003,348	26,997,948	0.7%
Total	9,338,870	51,373,742	33,709,264	135,728	-	-	27,003,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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